CTB SECURITIES TRUST FUND
Financial Statements
December 31, 2000
(With Independent Auditors' Report Thereon)

Independent Auditors' Report
The Shareholder and the Board of Trustees
CTB Securities Trust Fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTB Securities Trust Fund (the
Fund) as of December 31, 2000 and the related statement of operations, statement of changes in net assets, statement of cash flows and financial highlights for the period from September 11, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

The Fund has prepared and issued financial statements of CTB Securities
Fund as of December 31, 2000 and for the period from September 11, 2000 (commencement of operations) to December 31, 2000, including a complete portfolio of investments. Our independent auditors' report on those financial statements (not included herein), dated February 23, 2001 expressed an unqualified opinion. Certain information relating to the names of individual borrowers in the portfolio of investments contained in the accompanying financial statements has been deleted in connection with the Fund's pending request that such information be afforded confidential treatment

In our opinion, the accompanying financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of CTB Securities Trust Fund as of December 31, 2000 andthe results of its operations, its changes in net assets, its cash flows and financial highlights for the period from September 11, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


KPMG  LLP
Los Angeles, California
February 23, 2001



CTB SECURITIES TRUST FUND

Statement of Assets and Liabilities

December 31, 2000



Assets

Cash                                                           $42,073,835
Investments at fair value (cost $858,158,963)                   857,739,282
Other assets:
 Interest receivable                                            6,361,063
 Other                                                             24,208

     Total assets                                               906,198,388

Liabilities

Accounts payable                                                  695,277
Payable to Chinatrust Bank (U.S.A.)                               750,590

     Total liabilities                                          1,445,867

Net Assets

Equivalent to $99.97 per share, based on 9,050,546 shares of beneficial interest
 authorized and outstanding                                    $904,752,521

Net assets consist of:
 Paid in capital                                               $904,855,283
 Undistributed net investment income                              316,919
 Unrealized loss on investments                                  (419,681)

     Net assets                                                $904,752,521


See accompanying notes to financial statements.


CTB SECURITIES TRUST FUND

Statement of Operations

Period from September 11, 2000 (commencement of operations) to December 31, 2000



Investment income:
 Interest                                                      $27,646,537
 Fees                                                           1,431,216
 Other income                                                      14,457

     Total investment income                                    29,092,210

Expenses:
 Custodial fees                                                    36,667
 Accounting fees                                                  183,333
 Loan servicing fees                                              530,590
 Directors fees                                                    8,500
 Insurance                                                          1,433
 Legal fees                                                        12,968
 Printing and supplies                                                331
 Other expenses                                                     1,469

     Total expenses                                               775,291

     Net investment income                                      28,316,919

Realized and unrealized loss from investments:
 Net realized gain (loss) on investments sold
 Net unrealized loss on investments                              (419,681)

     Total realized and unrealized loss                          (419,681)
     Net increase in net assets resulting from operations      $27,897,238


See accompanying notes to financial statements.



CTB SECURITIES TRUST FUND

Statement of Changes in Net Assets

Period from September 11, 2000 (commencement of operations) to December 31, 2000



Increase in net assets from operations:
 Net investment income                                         $28,316,919
 Net unrealized loss on investments                              (419,681)

     Net increase in net assets resulting from operations       27,897,238

Distributions from net investment income                        28,000,000

Capital share transactions:
 Shares issued                                                  904,855,283
 Shares retired                                                    (1,000)

     Net increase from capital share transactions               904,854,283

     Increase in net assets                                     904,751,521

Net assets:
 Beginning of period                                                1,000

 End of period                                                 $904,752,521

Summary of capital investments:
 Shares issued                                                  9,050,546
 Shares retired                                                       (10)

     Net increase in shares outstanding                         9,050,536


See accompanying notes to financial statements.


CTB SECURITIES TRUST FUND

Statement of Cash Flows

Period from September 11, 2000 (commencement of operations) to December 31, 2000



Cash flows from operating activities:
 Net increase in net assets resulting from operation           $27,897,238
 Adjustments to reconcile net income to net cash used in operating activities:
  Unrealized loss on investments                                  419,681
    Changes in operating assets and liabilities:
   Net increase in investments                                  (858,158,963)
   Increase in accrued interest receivable                      (6,361,063
   Increase in other assets                                       (24,208)
   Increase in other liabilities                                1,445,867

     Net cash used in operating activities                      (834,781,448)

Cash flows from financing activities:
 Capital contribution                                           904,855,283
 Distribution from investment income                            (28,000,000)
 Shares retired                                                    (1,000)

     Net cash provided by financing activities                  876,854,283

     Net increase in cash                                       42,072,835

Cash, beginning of period                                           1,000

Cash, end of period                                            $42,073,835


See accompanying notes to financial statement.


CTB SECUTITIES TRUST FUND
   Notes to Financial Statements
   December 31, 2000

 (1)	Significant Accounting Policies
CTB Securities Trust Fund (the Fund) is a wholly owned subsidiary of Chinatrust Bank (U.S.A.).
The Fund is registered under the Investment Company Act of 1940, as amended, as a nondiversified, closed-end investment company. The
Fund invests in municipal securities, agency securities, collateralized mortgage obligations, commercial real estate mortgages, construction loans and single family residential first trust deeds. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the prime rate of a U.S. bank specified in the credit agreement or the London Inter-Bank Offered Rate (LIBOR). As of
December 31, 2000, the prime interest rate was 9.50% and the LIBOR rate was 6.40%. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
(a)	Loan and Other Security Valuation
Management of the Fund values loans held in the portfolio based on the technique of fundamental analysis which consider the
following:
       The creditworthiness of the issuer;
       The current interest rate, period until next interest rate reset and maturity date of the senior corporate loan;
       Recent market prices for similar loans, if any;
       Recent prices in the market for instruments with similar
quality, rate, period until next interest rate reset, maturity, terms and conditions.
Management may also consider prices or quotations, if any,
provided by banks, dealers or pricing services which may
represent the prices at which secondary market transactions in the loans held by the Fund have or could have occurred.  However, because the secondary market in loans has not yet fully
developed, the Manager will not rely solely on such prices or quotations. Debt securities traded are valued at the closing price on a national exchange.
(b)	Federal Income Taxes
It is the Fund's policy to comply with the requirements of the
Internal Revenue Code applicable to regulated investment
companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.
(c)	Investment Transactions and Revenue Recognition
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then current loan rate.  The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due.
Upon such discontinuance, all unpaid accrued interest in reversed.
Cash collections on nonaccrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained
performance. Loans funded or purchased are reported net of loan origination fees received. The nonrefundable origination fees are amortized using the effective-yield method over the term of the loan.  No such fees are recognized on loans which have been
placed on nonaccrual status.
(d)	Distribution Polices
The Fund distributes substantially all of its taxable income to its shareholders on an annual basis.
(e)	Use of Estimates
Management of the Fund has made certain estimates and
assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America.  Actual results could differ from these estimates.
(2)	Investments
At December 31, 2000, the fund held loans valued at $854,225,070 representing 99.6% of its total investments. The fair value of these securities can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair values, as determined, may materially differ from the fair values that would have been used had a ready market for these securities existed.
(3)	Significant Transactions
On September 11, 2000, Chinatrust Bank (U.S.A.) purchased 8,651,103 shares of the Fund in exchange for cash of $5,000,000 and securities and loans with a fair value of $865,110,283. Subsequently, the Fund issued additional shares of 399,443 for a total cash consideration of $39,745,000.
(4)	Affiliated Transactions
The Fund is managed by Henry W. Peng, President, Chinatrust Bank (U.S.A.). There is no fee charged for the management of the Fund.
The Fund has entered into a Fund Accounting Agreement with Chinatrust Bank (U.S.A.) whereby Chinatrust Bank (U.S.A.) will maintain books and records and perform accounting services for the Fund. The fee charged by Chinatrust Bank (U.S.A.) under this agreement is $50,000 per month.
The Fund has entered into a custodian contract with Chinatrust Bank (U.S.A.) for asset custodial services. The Fund agreed to pay Chinatrust Bank (U.S.A.) a fee of $10,000 per month. The Fund also agreed to pay the Bank for servicing its loans at an amount equal to 0.20% of total outstanding loan balance at month end.

In accordance with Section 23(c) of the Investment Company Act of
1940 and Rule 23c-1 under the Investment Company Act of 1940, the
Fund may from time to time purchase units of beneficial interest of the Fund in the open market, in privately negotiated transactions.
(5)	Regulatory Issues
As a result of discussions with legal counsel, the Fund has become aware that the Securities and Exchange Commission (SEC) believes that funds similar to the Fund should not be eligible to be registered as an investment company due to the failure to meet certain statutory requirements of the 1940 act and has requested in certain cases that similar funds voluntarily de-register. Although the SEC has not communicated with the Fund, management is of the belief, based on the advice of counsel, that the Fund was formed in compliance with regulatory requirements. It is not determinable what impact this situation could have on the accompanying financial statements.

CTB SECURITIES TRUST FUND

Portfolio of Investments

December 31, 2000



SECURITIES

MUNICIPAL SECURITIES:  (.24% OF NET ASSETS)

                                     Contractual  Coupon     Par
Security issuer                       maturity    rate %    value    Value

OJAI CA UNIFIED SCHOOL DISTRICT      08/01/2001  5.0000  $65,000  65,376
OJAI CA UNIFIED SCHOOL DISTRICT      08/01/2002  5.0000  70,000   70,963
OJAI CA UNIFIED SCHOOL DISTRICT      08/01/2003  5.0000  75,000   76,552
PANOCHE WATER DISTRICT REV REFUNDING 12/01/2003  4.1250  295,000  294,574
OJAI CA UNIFIED SCHOOL DISTRICT      08/01/2004  5.0000   75,000   77,028
SAN FRANCISCO REDEVELOPMENT FINANCING08/01/2004  7.4000   490,000  507,778
DAVIS JOINT UNIFIED SCHOOL DISTRICT  08/15/2005  4.0500   95,000   94,332
DAVIS JOINT UNIFIED SCHOOL DISTRICT  08/15/2006  4.1000   245,000  243,191
KLICKITAT COUNTY WASHING PUBLIC UTILI12/01/2007  4.6000   690,000  701,675

                                                                   2,131,469

      TOTAL MUNICIPAL SECURITIES (COST:  $2,098,653)

MORTGAGE-BACKED SECURITIES:  (0.15% OF NET ASSETS)

                                     Contractual  Coupon     Par
Security issuer                       maturity    rate %    value    Value

GNMA 325187                          07/15/2007  7.0000  $10,560   10,744
GNMA 436220                          02/15/2013  6.0000   76,311   75,596
GNMA 465941                          02/15/2013  6.0000  119,987  118,862
COMMUNITY PRESERVATION CORP SERIES (W07/01/2028  7.8000   11,208   11,208
COMMUNITY PRESERVATION CORP SERIES (X11/01/2028  8.2248   18,669   18,669
COMMUNITY PRESERVATION CORP SERIES (Y09/01/2029  7.7816   16,875   16,875
COMMUNITY PRESERVATION CORP SERIES (Z01/01/2030  8.0470   4,703     4,703
FNMA 534340                          04/01/2030  7.5000   469,216  476,108
FNMA 534336                          04/01/2030  8.0000   378,109  387,444
COMMUNITY PRESERVATION CORP SERIES (A08/01/2030  7.0654   41,731   41,731
COMMUNITY PRESERVATION CORP SERIES (A08/01/2030  7.0654     829       829
COMMUNITY PRESERVATION CORP SERIES (B12/01/2030  6.7413   61,628   61,629
COMMUNITY PRESERVATION CORP SERIES (B12/01/2030  6.7413     154       154
COMMUNITY PRESERVATION CORP SERIES (C06/01/2031  5.0745   26,878   26,878
COMMUNITY PRESERVATION CORP SERIES (D07/01/2031  7.3900   53,006   53,006

                                                                   1,304,436

      TOTAL MORTGAGE-BACKED SECURITIES (COST:  $1,282,208)

COLLATERALIZED MORTGAGE OBLIGATIONS:  (0.01% OF NET ASSETS)

                                                  Coupon     Par
Security issuer                       Maturity    rate %    value    Value

CMO TRUST 13 A                       01/20/2003  7.1250  $27,121   26,885
EF HUTTON 3 1 A                      10/25/2017  7.5313   51,390   51,422

                                                                   78,307

      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST:  $78,100)


CTB SECURITIES TRUST FUND

Portfolio of Investments

December 31, 2000



LOANS

                     Coupon      Par
Descrip Maturity      rate      value       Value

MANUFACTURING AND TRADING COMPANIES:  (3.87% OF NET ASSETS)
 **        3/12/01       P+1     220,000     213,972
 **        1/15/01       P+1     205,375     199,748
 **        4/27/01    P+0.75     135,202     131,842
 **        7/29/02    9.2500%    104,321     101,374
 **       12/20/00#        P      50,000      48,757
 **         1/3/01         P      60,000      58,509
 **        1/29/01         P      16,000      15,602
 **        2/12/01         P      30,000      29,254
 **        2/19/01         P      35,590      34,705
 **        2/27/01         P      35,000      34,130
 **         3/6/01         P      60,000      58,509
 **        3/27/01         P      10,000       9,751
 **        3/29/01         P       3,000       2,925
 **        7/29/04    9.0000%    465,085     445,865
 **        7/29/06    P+0.25   1,697,500   1,685,781
 **         1/9/01       P+1       3,972       3,863
 **        1/10/01       P+1      36,813      35,798
 **        1/17/01       P+1      27,468      26,711
 **         2/2/01       P+1      22,115      21,506
 **         2/7/01       P+1      63,718      61,962
 **         2/8/01       P+1      15,565      15,136
 **        2/20/01       P+1      29,172      28,368
 **        2/22/01       P+1      29,172      28,368
 **        3/22/01       P+1      36,573      35,566
 **        3/30/01       P+1      10,000       9,725
 **        3/31/01       P+1      10,000       9,725
 **         4/3/01       P+1      10,000       9,725
 **         4/5/01       P+1      32,151      31,265
 **        4/13/01       P+1       7,456       7,250
 **        4/18/01       P+1      59,112      57,483
 **        4/26/01       P+1      24,013      23,351
 **        4/27/01       P+1      18,500      17,990
 **        4/28/01       P+1      62,682      60,123
 **        6/20/01    7.7500%    350,000     347,215
 **        1/24/01     P+1.5       3,000       2,968
 **         3/1/01     P+1.5       3,100       3,067
 **        3/13/01     P+1.5      23,000      22,756
 **        3/19/01     P+1.5       1,000         989
 **        3/26/01     P+1.5      15,700      15,534
 **        3/27/01     P+1.5       1,500       1,484
 **        4/30/01     P+1.5       4,500       4,452
 **         6/4/01     P+1.5       5,700       5,640
 **        6/18/01     P+1.5      30,000      29,682
 **         6/1/03       P+1      62,000      61,343
 **        1/22/01       P+1      20,000      19,788
 **        1/27/01       P+1      20,000      19,788
 **        2/26/01       P+1      20,000      19,788
 **        3/12/01       P+1      10,000       9,894
 **        3/30/01       P+1      20,000      19,788
 **         4/9/01       P+1      20,000      19,788
 **        5/24/01    6.3500%     20,000      19,757
 **        4/25/01    7.7800%    200,000     196,955
 **        5/29/01    7.7800%    275,000     270,386
 **         5/1/01    7.5300%    214,453     213,089
 **         3/7/01         P   1,000,000     990,039
 **        3/12/01     P+0.5      21,749      21,532
 **        3/14/01     P+0.5   1,762,559   1,745,002
 **        3/22/01     P+0.5     500,000     495,019
 **        3/28/01     P+0.5      75,000      74,253
 **        3/29/01     P+0.5     149,000     147,516
 **        3/28/01    P+0.25     363,362     359,742
 **        1/13/01    7.5100%    100,800      99,726
 **        3/16/01    7.5100%     36,421      35,913
 **        4/17/01     P+1.5     300,000     296,765
 **         2/1/03     P+1.5     487,500     482,243
 **         9/1/05     P+1.5     449,775     444,925
 **         1/8/01     P+1.5     200,000     197,843
 **        3/14/01     P+1.5      50,000      49,461
 **         3/1/01       P+1      20,000      19,784
 **        3/21/01       P+1      96,253      95,215
 **         4/3/01       P+1      49,457      48,924
 **        4/11/01       P+1      35,690      35,305
 **       12/27/00#        P     200,000     194,485
 **       12/28/00#        P     200,000     194,485
 **       12/29/00#        P     200,000     194,485
 **       12/30/00#        P     200,000     194,485
 **         1/3/01         P     200,000     194,485
 **         1/8/01         P      35,000      34,035
 **        1/13/01         P       6,530       6,350
 **        1/18/01         P      65,000      63,208
 **        1/23/01         P      35,578      34,597
 **        1/25/01         P      63,000      61,263
 **        1/27/01         P      62,000      60,290
 **        1/30/01         P     125,766     122,298
 **         2/1/01         P      37,000      35,980
 **         2/3/01         P      80,606      78,384
 **         2/6/01         P      24,924      24,237
 **         2/8/01         P      35,000      34,035
 **        2/12/01         P     100,000      97,242
 **        2/14/01         P      14,856      14,446
 **        2/15/01         P      56,000      54,456
 **        2/17/01         P      35,000      34,035
 **        2/28/01         P      10,309      10,025
 **         3/1/01         P      94,000      91,408
 **         3/3/01         P      76,000      73,904
 **         3/5/01         P     116,000     112,801
 **         3/6/01         P     139,768     135,914
 **         3/7/01         P      47,150      45,850
 **         3/8/01         P      14,760      14,353
 **        3/10/01         P      99,313      96,574
 **        3/22/01         P     140,000     136,139
 **        3/26/01         P     105,000     102,105
 **        3/27/01         P      35,000      34,035
 **        6/24/01    L+0.75     250,000     243,106
 **       12/29/00#      P+1   1,200,000   1,166,909
 **        6/30/05    P+1.25   1,139,429   1,130,701
 **       11/15/01       P+1     120,000     116,691
 **        6/26/03       P+1     232,920     226,238
 **        4/14/01    P+1.25     100,000      97,297
 **         6/1/02    P+1.75     391,946     389,984
 **       10/27/01    7.7500%     65,000      63,705
 **       12/30/01       P+1     135,598     134,919
 **       12/22/00#   P+1.25      15,300      14,879
 **        2/22/01    P+1.25     188,060     182,886
 **        3/22/01    P+1.25     105,275     102,379
 **         6/3/03    P+1.25     198,995     195,173
 **        1/13/01    P+0.25     400,000     388,995
 **         2/6/01    P+0.25     600,000     580,659
 **        3/17/01         P  14,500,000  14,090,430
 **       12/23/00#   7.5000%    200,000     194,617
 **         1/3/01    7.5000%     90,000      87,525
 **         1/6/01    7.5000%    100,000      97,233
 **        1/23/01    7.5000%    100,000      97,143
 **         2/3/01    7.5000%    100,000      97,084
 **        3/15/01    7.5000%      2,046       1,982
 **        3/16/01    7.5000%    473,000     458,171
 **        3/29/01     P+0.5     425,000     413,379
 **         4/7/01    7.5000%    100,000      96,748
 **        4/13/01     P+0.5     150,000     145,156
 **        4/26/01    7.5000%     20,000      19,329
 **         1/6/01       P+1      55,000      53,496
 **        1/11/01       P+1      50,000      48,633
 **         2/1/01       P+1      92,277      89,754
 **        2/28/01       P+1      30,000      29,180
 **        4/18/01       P+1      30,000      29,180
 **        4/19/01       P+1     265,025     257,778
 **         3/8/01    P+1.25      44,466      43,237
 **        3/22/01    P+1.25      11,000      10,696
 **        3/28/01    P+1.25      51,000      49,590
 **         4/4/01    P+1.25      11,600      11,279
 **         4/5/01    P+1.25       1,500       1,459
 **        4/12/01    P+1.25       5,400       5,251
 **        4/18/01    P+1.25      50,000      48,617
 **        4/19/01    P+1.25       2,900       2,820
 **        4/27/01       P+1      19,000      18,475
 **        4/28/01       P+1      43,445      42,244
 **         4/4/01       P+2       7,499       7,292
 **        4/10/01       P+2       3,000       2,917
 **        4/30/01       P+2       1,000         972
 **         3/1/01     P+1.5       5,558       5,404
 **         3/6/01     P+1.5      10,000       9,723
 **         3/8/01     P+1.5      20,000      19,447
 **         3/8/01     P+1.5      25,877      25,161
 **        3/14/01     P+1.5      10,000       9,723
 **        3/21/01     P+1.5      21,255      20,667
 **        3/24/01     P+1.5       5,000       4,862
 **        3/28/01     P+1.5      15,000      14,585
 **        3/31/01     P+1.5      20,000      19,447
 **         4/6/01     P+1.5      48,866      47,515
 **        4/18/01     P+1.5      10,000       9,723
 **        4/21/01     P+1.5       9,137       8,884
 **        4/27/01     P+1.5      10,000       9,723
 **         4/6/01    P+1.15       3,979       3,869
 **        2/23/01    P+1.75       4,656       4,605
 **        3/12/01    P+1.75      16,000      15,823
 **         3/7/01    P+1.75         654         647
 **        3/28/01    P+1.75      21,500      21,262
 **         3/1/01       P+2         128         127
 **         3/5/01       P+2      40,000      39,558
 **        3/12/01       P+2      22,000      21,756
 **         4/4/01       P+2       7,000       6,923
 **         4/6/01       P+2      35,000      34,612
 **        4/10/01    P+1.75       3,944       3,901
 **        4/23/01    P+1.75       9,000       8,901

                                          35,031,422

    TOTAL MANUFACTURING AND TRADING COMPANIES (COST:  $35,051,428)

WHOLESALE TRADE DURABLE GOODS:  (7.70% OF NET ASSETS)
 **        6/11/01    7.2800%    450,000     445,681
 **       12/26/00#   P+0.75     195,754     193,881
 **         1/2/01    P+0.75     163,494     161,930
 **        1/10/01    P+0.75     246,249     243,894
 **        1/17/01    P+0.75      29,842      29,556
 **        1/18/01    P+0.75      63,394      62,788
 **        1/21/01    P+0.75      66,812      66,174
 **        1/23/01    P+0.75      35,057      34,722
 **        1/25/01    P+0.75      70,274      69,602
 **        1/31/01    P+0.75      31,615      31,313
 **         2/5/01    P+0.75      78,482      77,732
 **         2/7/01    P+0.75      30,145      29,857
 **        2/12/01    P+0.75      30,000      29,713
 **        2/13/01    P+0.75      86,448      85,622
 **        2/14/01    P+0.75      30,844      30,549
 **        2/20/01    P+0.75      99,592      98,640
 **        2/27/01    P+0.75      77,418      76,678
 **         3/6/01    P+0.75      95,503      94,590
 **         3/7/01    P+0.75      91,928      91,049
 **        3/12/01    P+0.75     100,000      99,044
 **        3/14/01    P+0.75      44,433      44,008
 **        3/15/01    P+0.75      30,000      29,713
 **        3/19/01    P+0.75     169,572     167,950
 **        3/26/01    P+0.75      41,642      41,244
 **         4/4/01     P+1.5      33,000      32,683
 **       12/20/06     P+0.5   2,558,888   2,523,242
 **        1/24/01    P+0.75      20,000      19,450
 **         2/5/01    P+0.75     200,000     194,497
 **        2/19/01    P+0.75      80,000      77,799
 **        2/20/01    P+0.75     200,000     194,497
 **       10/16/02       P+1     215,800     214,158
 **        4/13/01     P+0.5     140,000     136,521
 **        4/21/01     P+0.5     220,000     214,532
 **        4/27/01     P+0.5     300,000     292,544
 **        6/20/07     P+0.5   1,832,760   1,817,764
 **        3/15/01    P+0.75     118,441     117,896
 **         4/6/01    P+0.75      70,000      69,678
 **         5/8/01    7.5500%    399,821     397,160
 **        5/30/01    7.5500%    200,000     198,441
 **         1/8/01    P+1.25      57,900      56,305
 **        1/11/01    P+1.25      30,000      29,174
 **        1/15/01    P+1.25      60,000      58,347
 **        1/25/01    P+1.25      50,000      48,623
 **        1/29/01    P+1.25      20,000      19,449
 **         2/5/01    P+1.25      35,000      34,036
 **        2/20/01    P+1.25      40,000      38,898
 **        2/26/01    P+1.25     190,000     184,766
 **        3/10/01    P+1.25      30,000      29,174
 **        3/15/01    P+1.25      25,000      24,311
 **        3/21/01    P+1.25      70,000      68,072
 **        3/22/01    P+1.25     100,000      97,245
 **        3/26/01    P+1.25     120,000     116,694
 **        3/27/01    P+1.25     100,000      96,648
 **        2/18/01    P+1.25     171,700     166,970
 **        3/28/01     P+1.5     400,000     388,980
 **         6/5/01    7.7500%     95,000      94,310
 **       11/15/01     P+1.5      86,848      85,927
 **        8/20/01     P+1.5     116,000     114,770
 **         7/1/01    8.2800%    100,000      99,414
 **         3/1/03       P+1     269,500     266,927
 **        2/22/01       P+1   1,000,000     990,452
 **        1/11/01       P+1      60,000      59,402
 **        1/16/01       P+1     191,528     189,620
 **        1/22/01       P+1      75,000      74,253
 **        1/24/01       P+1      70,000      69,303
 **        1/25/01       P+1      70,000      69,303
 **        1/29/01       P+1      50,000      49,502
 **         2/5/01       P+1     310,000     306,912
 **         2/6/01       P+1      90,000      89,103
 **         2/7/01       P+1      83,472      82,641
 **         1/8/01     P+0.5      64,000      63,362
 **        1/10/01     P+0.5     174,000     172,267
 **        1/16/01     P+0.5     175,000     173,257
 **        1/17/01     P+0.5     177,000     175,237
 **        1/22/01     P+0.5     350,000     346,514
 **        1/24/01     P+0.5     316,000     312,852
 **        1/31/01     P+0.5     380,000     376,096
 **         2/6/01     P+0.5     187,000     185,137
 **         2/8/01     P+0.5     144,000     142,566
 **        2/13/01     P+0.5     166,000     164,346
 **        2/15/01     P+0.5     100,000      99,004
 **        2/20/01     P+0.5     152,000     150,486
 **        2/27/01     P+0.5     182,000     180,187
 **         3/1/01     P+0.5     177,000     175,237
 **         3/5/01     P+0.5     194,000     192,068
 **         3/7/01     P+0.5     176,166     174,411
 **        3/13/01     P+0.5     365,000     361,364
 **        3/15/01     P+0.5     523,000     517,790
 **        3/19/01     P+0.5     193,968     192,036
 **        3/20/01     P+0.5     382,000     378,195
 **        3/27/01     P+0.5     120,000     118,805
 **         1/9/01     P+0.5     500,000     495,019
 **        2/26/01     P+0.5     200,000     200,000
 **         1/9/01    P+1.25      30,000      29,701
 **        1/10/01    P+1.25      15,000      14,851
 **        1/16/01    P+1.25      35,000      34,651
 **        1/18/01    P+1.25      30,000      29,701
 **        1/22/01    P+1.25      10,000       9,900
 **         2/1/01    P+1.25      20,000      19,801
 **         2/8/01    P+1.25      20,000      19,801
 **        2/12/01    P+1.25      50,000      49,502
 **        2/13/01    P+1.25      20,000      19,801
 **        2/20/01    P+1.25      15,000      14,851
 **        2/26/01    P+1.25      30,000      29,701
 **        2/27/01    P+1.25      15,000      14,851
 **        2/28/01    P+1.25      10,000       9,900
 **         3/1/01    P+1.25      30,000      29,701
 **         3/6/01    P+1.25      20,000      19,801
 **         3/7/01    P+1.25      30,000      29,701
 **        3/12/01    P+1.25      52,000      51,482
 **        3/21/01    P+1.25      20,000      19,801
 **        3/27/01    P+1.25      18,000      17,821
 **        3/21/01     L+2.2     810,983     803,188
 **         5/7/01    8.9430%  2,702,031   2,671,307
 **         5/9/01         P     271,521     268,925
 **        6/18/01         P     828,961     821,035
 **        6/20/01         P     403,379     399,446
 **        6/18/01         P     600,000     594,264
 **        7/15/01      CD+2     100,000     100,000
 **        7/15/01   CD+1.25     100,000     100,000
 **        3/29/01       P+2     100,130      99,050
 **         4/4/01     P+1.5      50,288      49,746
 **        4/10/01     P+1.5      45,469      44,979
 **        4/19/01     P+1.5      65,834      65,124
 **        4/23/01     P+1.5       9,963       9,856
 **        4/27/01     P+1.5      77,601      76,764
 **        2/12/01    P+1.25      60,000      59,353
 **        2/13/01    P+1.25      40,000      39,569
 **         3/5/01    P+1.25     200,000     197,843
 **        3/12/01    P+1.25     110,000     108,814
 **        1/15/01    P+0.25   2,920,000   2,888,514
 **        1/23/01       P+1      74,174      73,374
 **        1/29/01       P+1      85,000      84,083
 **         2/5/01       P+1     190,870     188,812
 **        2/12/01       P+1     137,610     136,126
 **        2/13/01       P+1     190,457     188,403
 **        2/14/01       P+1     130,000     128,598
 **        2/22/01       P+1      68,805      68,063
 **        2/27/01       P+1     261,354     258,536
 **        3/12/01       P+1      69,300      68,553
 **        3/13/01       P+1      30,000      29,677
 **        3/20/01       P+1      50,000      49,461
 **        3/21/01       P+1     187,363     185,343
 **         3/9/01     P+0.5     500,000     494,609
 **        3/19/01     P+0.5     450,000     445,148
 **         2/1/01    P+1.25     140,000     138,490
 **        3/15/01    P+1.25     100,000      98,922
 **        3/21/01    P+1.25      80,000      79,137
 **        4/13/01    P+1.25      20,000      19,784
 **        4/30/01    P+1.25     120,000     118,706
 **        1/31/01     P+1.5      16,570      16,391
 **         2/9/01     P+1.5      20,000      19,784
 **        2/13/01     P+1.5      32,548      32,197
 **         3/8/01     P+1.5      30,000      29,677
 **        4/17/01     P+1.5      20,000      19,784
 **       12/12/00#      P+1      40,000      38,897
 **       10/25/01    P+0.75   4,650,000   4,520,911
 **        1/12/05    P+0.25     606,503     601,857
 **       10/19/00#    P+0.5     705,625     686,167
 **         1/7/01       P+1   3,630,726   3,529,844
 **        1/18/01         P     212,764     206,897
 **        1/20/01         P     140,108     136,244
 **        1/24/01         P      55,792      54,253
 **        1/27/01         P     169,223     164,557
 **        1/29/01         P      12,603      12,256
 **        1/30/01         P     139,351     135,509
 **        1/31/01         P     818,250     795,686
 **         2/3/01         P     931,324     905,642
 **         2/6/01         P     558,094     542,704
 **         2/8/01         P      88,098      85,669
 **        2/10/01         P     354,692     344,912
 **        2/14/01         P     501,786     487,949
 **        3/17/01         P     176,896     172,018
 **        3/20/01         P     150,000     145,864
 **        3/26/01         P     500,000     486,212
 **        3/29/01         P     800,000     777,940
 **         1/2/01    P+1.75      11,006      10,702
 **         1/3/01    P+1.75      10,741      10,445
 **         1/4/01    P+1.75       9,735       9,467
 **         1/8/01    P+1.75      12,168      11,832
 **         1/9/01    P+1.75      12,168      11,832
 **        1/10/01    P+1.75      12,168      11,832
 **        1/11/01    P+1.75      12,168      11,832
 **        1/13/01    P+1.75       8,168       7,943
 **        1/15/01    P+1.75      12,168      11,832
 **        1/18/01    P+1.75       4,330       4,211
 **        1/22/01    P+1.75      10,670      10,376
 **        1/29/01    P+1.75     106,767     103,823
 **         1/9/01     P+0.5     300,000     291,727
 **        1/16/01     P+0.5     150,000     145,864
 **        1/28/01     P+0.5   1,350,000   1,312,773
 **        1/11/01       P+1      70,000      68,070
 **         2/5/01       P+1      98,000      95,298
 **        2/15/01       P+1      60,000      58,345
 **        2/20/01       P+1      50,000      48,621
 **        3/12/01       P+1     100,000      97,242
 **        3/17/01       P+1      40,000      38,897
 **        3/27/01       P+1      20,000      19,448
 **         5/9/01         P   1,000,000     972,424
 **         3/2/01       P+2      13,500      13,129
 **        3/10/01       P+2      12,804      12,452
 **        4/19/01       P+2      20,000      19,450
 **        1/16/01    8.2000%  1,478,861   1,469,004
 **        1/25/01    8.2000%    305,382     303,252
 **        1/27/01    8.2000%  3,000,000   2,974,159
 **         2/1/01    8.2000%     60,012      59,579
 **         2/3/01    8.2000%    357,028     354,426
 **         4/3/01    8.2000%  1,500,000   1,486,027
 **         1/8/01       P+1     321,217     312,380
 **        1/10/01       P+1     267,395     260,038
 **        1/16/01       P+1     128,960     125,412
 **        1/24/01       P+1     341,483     332,087
 **        1/25/01       P+1     126,285     122,811
 **        1/27/01       P+1   7,030,000   6,659,691
 **         2/1/01       P+1      60,012      58,361
 **         2/1/01       P+1   1,000,000     972,487
 **         2/3/01       P+1     274,109     266,568
 **        2/19/01       P+1     183,065     178,028
 **        1/29/01       P+1     130,000     129,205
 **        2/12/01       P+1     100,000      99,389
 **        2/27/01       P+1     250,000     248,472
 **        2/28/01       P+1     100,000      99,389
 **         5/7/01       P+1     100,000      99,389
 **        5/26/01       P+1     100,000      99,389
 **         6/9/01       P+1      70,000      69,572
 **        1/20/01       P+1     250,000     243,122
 **        2/17/01       P+1     150,000     145,873
 **        2/28/01       P+1     100,000      97,249
 **        3/27/01       P+1     160,000     155,598
 **        4/26/01       P+1     290,000     282,021
 **         1/5/01    P+1.25       3,882       3,775
 **        1/16/01    P+1.25     110,800     107,771
 **        1/27/01    P+1.25     138,635     134,844
 **        2/15/01    P+1.25      64,155      62,401
 **        2/21/01    P+1.25      60,000      58,359
 **        2/24/01    P+1.25      66,986      65,154
 **         3/9/01    P+1.25      99,681      96,955
 **        3/28/01    P+1.25     112,428     109,353
 **         4/5/01    P+1.25     158,339     154,009
 **        4/27/01    P+1.25     201,000     195,504
 **        9/13/05    P+0.75     927,381     923,848
 **        3/15/01    P+1.25      32,987      32,074
 **        4/12/01    P+1.25      50,000      48,617
 **        3/15/01     P+1.5       2,196       2,136
 **        3/16/01     P+1.5      45,000      43,756
 **        3/20/01     P+1.5      23,000      22,364
 **        3/22/01     P+1.5      16,000      15,558
 **        3/27/01     P+1.5      32,000      31,115
 **        3/29/01     P+1.5      18,000      17,502
 **         4/2/01     P+1.5      12,000      11,668
 **         4/3/01     P+1.5      35,000      34,032
 **         4/4/01     P+1.5      19,000      18,475
 **        4/12/01     P+1.5      29,000      28,198
 **        4/13/01     P+1.5      12,000      11,668
 **        4/16/01     P+1.5       3,800       3,695
 **        4/18/01     P+1.5       7,800       7,584
 **        4/19/01     P+1.5      18,000      17,502
 **        4/21/01     P+1.5       7,500       7,293
 **        4/25/01     P+1.5      26,000      25,281
 **        4/27/01     P+1.5      50,000      48,617
 **        3/28/01       P+1     109,908     106,869
 **        4/13/01       P+1      40,000      38,894
 **        4/20/01       P+1     154,000     149,742
 **        3/27/01     P+1.5       6,376       6,200
 **        4/18/01     P+1.5       5,400       5,251

                                          69,708,210

    TOTAL WHOLESALE TRADE DURABLE
       GOODS (COST:  $69,736,781)

WHOLESALE TRADE- NONDURABLE GOODS:  (6.89% OF NET ASSETS)

 **        11/3/01    7.5000%     40,000      38,354
 **        1/13/01    P+1.75      10,000       9,725
 **        1/27/01    P+1.75      83,000      80,713
 **       12/27/00#    P+1.5      23,789      23,134
 **        1/27/01     P+1.5      38,700      37,634
 **        2/15/01     P+1.5      43,120      41,932
 **        2/28/01     P+1.5      27,000      26,256
 **        3/14/01     P+1.5      14,629      14,226
 **        3/29/01     P+1.5      24,000      23,339
 **         1/4/01     P+1.5      15,000      14,587
 **        1/17/01     P+1.5      25,000      24,311
 **         3/7/01     P+1.5      10,000       9,725
 **        3/29/01     P+1.5      20,000      19,449
 **       11/22/00#   P+1.25      59,095      58,468
 **        12/7/00#    P+1.5      10,574      10,461
 **       12/26/00#    P+1.5      43,531      43,070
 **       12/27/00#    P+1.5       6,000       5,936
 **         1/4/01     P+1.5       4,500       4,452
 **         1/9/01     P+1.5       1,000         989
 **        1/25/01     P+1.5       1,500       1,484
 **        1/29/01     P+1.5         600         594
 **         2/6/01     P+1.5       1,500       1,484
 **         2/8/01     P+1.5       8,000       7,915
 **        2/12/01     P+1.5       2,300       2,276
 **        1/31/01     P+1.5      33,042      32,692
 **        3/27/01     P+1.5      33,720      33,363
 **        4/25/01     P+1.5      33,640      33,283
 **        2/20/01       P+1     106,738     105,719
 **       12/29/00#      P+1      87,000      86,169
 **        1/19/01       P+1      52,000      51,503
 **        3/19/01     P+1.5     123,040     121,814
 **         1/8/01     P+3.5      25,000      24,751
 **        1/16/01     P+3.5      10,000       9,900
 **         2/5/01     P+3.5      30,000      29,701
 **         2/7/01     P+3.5      25,000      24,751
 **        3/12/01     P+3.5      35,000      34,651
 **        3/14/01     P+3.5      30,000      29,701
 **        3/19/01     P+3.5      10,000       9,900
 **         7/1/02     P+2.5      28,499      28,499
 **         8/1/05     P+2.5      46,667      46,202
 **        3/20/01     P+0.5   1,063,843   1,053,246
 **        3/27/01     P+0.5   1,091,880   1,081,004
 **        3/28/01     P+0.5     370,785     367,092
 **         6/5/01     P+0.5      21,000      20,791
 **        1/16/01     P+2.5       9,760       9,663
 **        3/12/01     P+2.5      22,125      21,905
 **        3/22/01     P+2.5      11,208      11,096
 **        4/23/01     P+0.5     259,109     256,632
 **       12/30/00#   P+1.25     130,583     129,335
 **         1/6/01    P+1.25     161,592     160,048
 **        1/11/01    P+1.25     230,000     227,801
 **        1/12/01    P+1.25      30,000      29,713
 **        1/18/01    P+1.25      99,672      98,719
 **        1/20/01    P+1.25      83,127      82,332
 **        1/21/01    P+1.25      75,985      75,259
 **        1/25/01    P+1.25     199,761     197,851
 **        1/26/01    P+1.25       4,246       4,205
 **         2/1/01    P+1.25     150,000     148,566
 **         2/2/01    P+1.25     123,899     122,715
 **         2/8/01    P+1.25     140,000     138,662
 **        2/27/01    P+1.25     185,022     183,253
 **        2/28/01    P+1.25      18,000      17,828
 **         3/2/01    P+1.25      64,131      63,518
 **         3/8/01    P+1.25     301,622     298,738
 **        3/12/01    P+1.25      98,813      97,868
 **        3/15/01    P+1.25      30,000      29,713
 **        3/16/01    P+1.25     117,439     116,316
 **        3/21/01    P+1.25     130,997     129,745
 **        3/26/01    P+1.25     128,496     127,267
 **         4/3/01    P+1.25     200,000     198,088
 **        4/12/01    P+1.25     337,812     334,583
 **        4/19/01    P+1.25      46,406      45,963
 **        4/26/01    P+1.25     102,759     101,776
 **        2/27/01       P+2      37,736      37,375
 **         3/5/01       P+2      40,000      39,618
 **         3/6/01       P+2     142,392     141,031
 **         3/7/01       P+2      14,100      13,965
 **         3/9/01       P+2      84,762      83,951
 **        3/12/01       P+2      63,450      62,843
 **        3/14/01       P+2     215,213     213,156
 **        3/15/01       P+2      13,973      13,839
 **        3/16/01       P+2      33,207      32,890
 **        3/22/01       P+2     126,567     125,357
 **        3/28/01       P+2     192,214     190,376
 **         4/1/01       P+2      13,476      13,347
 **         4/3/01       P+2      72,129      71,439
 **         4/9/01       P+2      68,057      67,406
 **        4/11/01       P+2      63,240      62,635
 **        4/13/01       P+2     153,826     152,355
 **        4/19/01       P+2     155,416     153,930
 **        4/21/01       P+2      25,904      25,656
 **        4/30/01       P+2     175,859     174,178
 **        2/21/01     P+2.5      13,709      13,578
 **         4/5/01     P+2.5      38,000      37,637
 **        4/25/01     P+2.5      38,000      37,637
 **       12/21/00#   P+0.25      66,000      65,369
 **       12/26/00#   P+0.25     249,000     246,619
 **       12/27/00#   P+0.25      37,000      36,646
 **       12/28/00#   P+0.25     115,000     113,901
 **         1/2/01    P+0.25     365,000     361,510
 **         1/3/01    P+0.25      62,000      61,407
 **         1/4/01    P+0.25      82,000      81,216
 **         1/8/01    P+0.25      36,000      35,656
 **         1/9/01    P+0.25      30,000      29,713
 **        1/16/01    P+0.25     103,000     102,015
 **        1/21/01    P+0.25      25,000      24,761
 **        1/22/01    P+0.25     361,000     357,549
 **        1/23/01    P+0.25      90,000      89,140
 **        1/24/01    P+0.25      75,000      74,283
 **        1/25/01    P+0.25     112,000     110,929
 **        1/29/01    P+0.25      78,000      77,254
 **        1/30/01    P+0.25     248,000     245,629
 **        1/31/01    P+0.25      55,000      54,474
 **         2/5/01    P+0.25     332,000     328,826
 **         2/6/01    P+0.25      39,000      38,627
 **        2/12/01    P+0.25     167,000     165,403
 **        2/13/01    P+0.25     340,000     336,749
 **        2/14/01    P+0.25      15,000      14,857
 **        2/20/01    P+0.25     313,000     310,008
 **        2/22/01    P+0.25     107,000     105,977
 **        2/26/01    P+0.25      82,000      81,216
 **        2/27/01    P+0.25     234,000     231,763
 **        2/28/01    P+0.25     167,000     165,403
 **         3/1/01    P+0.25     165,000     163,423
 **         3/5/01    P+0.25     176,000     174,317
 **         3/6/01    P+0.25      98,000      97,063
 **         3/7/01    P+0.25     117,000     115,881
 **         3/8/01    P+0.25     260,000     257,514
 **        3/12/01    P+0.25     517,000     512,057
 **        3/14/01    P+0.25     180,000     178,279
 **        3/19/01    P+0.25     356,000     352,597
 **        3/21/01    P+0.25     179,000     177,289
 **        3/22/01    P+0.25      25,000      24,761
 **        3/26/01    P+0.25     316,000     312,979
 **        3/27/01    P+0.25     285,000     282,275
 **        3/28/01    P+0.25     169,000     167,384
 **        2/15/01       P+7     103,741      98,727
 **        3/19/01     P+0.5     830,035     822,100
 **        3/20/01     P+0.5     300,000     297,132
 **        3/22/01     P+0.5      50,000      49,522
 **        3/27/01     P+0.5     100,000      99,044
 **        3/28/01     P+0.5     488,648     483,977
 **        3/29/01     P+0.5     150,000     148,456
 **         5/1/01     P+1.5     968,400     957,958
 **        4/25/01     P+0.5     520,415     514,804
 **        4/30/01     P+0.5     300,000     296,765
 **         2/5/01     P+2.5       5,529       5,470
 **         2/7/01     P+2.5      15,168      15,004
 **        2/14/01     P+2.5      34,430      34,058
 **        2/21/01     P+2.5      10,032       9,924
 **         3/5/01     P+2.5      18,854      18,650
 **        3/14/01     P+2.5      23,858      23,601
 **        3/21/01     P+2.5      14,922      14,761
 **         4/9/01     P+2.5      24,081      23,821
 **        4/30/01     P+2.5      12,000      11,871
 **         5/7/01     P+2.5      50,510      49,966
 **        6/18/01     P+2.5      30,554      30,224
 **        6/25/01     P+2.5      26,129      25,847
 **        6/26/01     P+2.5      12,216      12,084
 **         1/9/01       P+2      29,600      29,281
 **        2/13/01       P+2      33,940      33,574
 **        3/16/01       P+2      50,000      49,461
 **        2/13/01   P+0.375      46,430      45,929
 **        2/15/01   P+0.375      71,618      70,846
 **         3/7/01   P+0.375     128,412     127,027
 **         3/9/01   P+0.375     126,769     125,402
 **        3/21/01   P+0.375     157,692     155,991
 **        3/27/01   P+0.375      66,708      65,989
 **        3/28/01   P+0.375      49,623      49,088
 **         4/3/01   P+0.375     129,678     128,280
 **         4/9/01   P+0.375     131,894     130,472
 **        4/16/01   P+0.375     132,008     130,585
 **        4/17/01   P+0.375      62,724      62,048
 **        1/29/01    P+2.25       5,000       4,946
 **         3/7/01    P+2.25      10,000       9,892
 **        3/13/01    P+2.25      10,000       9,892
 **         5/1/01    P+2.25      10,000       9,892
 **         5/7/01    P+2.25      10,000       9,892
 **        5/11/01    P+2.25      10,000       9,892
 **        5/15/01    P+2.25       5,000       4,946
 **        5/21/01    P+2.25       5,000       4,946
 **        5/23/01    P+2.25       4,000       3,957
 **        6/25/01    P+2.25       5,000       4,946
 **        1/30/01       P+1      82,804      81,911
 **        1/31/01       P+1      33,622      33,259
 **         2/1/01       P+1      42,631      42,172
 **         2/5/01       P+1      97,497      96,446
 **         2/6/01       P+1      64,458      63,763
 **         2/7/01       P+1      99,214      98,144
 **         2/8/01       P+1      52,680      52,112
 **        2/12/01       P+1     183,922     181,939
 **        2/13/01       P+1      60,260      59,610
 **        2/14/01       P+1     109,308     108,129
 **        2/20/01       P+1      70,265      69,508
 **        2/26/01       P+1     128,366     126,981
 **        2/27/01       P+1      19,862      19,648
 **        2/28/01       P+1      44,341      43,863
 **         3/5/01       P+1      88,224      87,273
 **         3/6/01       P+1      47,772      47,257
 **         3/7/01       P+1      43,509      43,039
 **         3/8/01       P+1      49,504      48,971
 **        3/12/01       P+1     234,318     231,792
 **        3/13/01       P+1      35,640      35,256
 **        3/14/01       P+1      29,672      29,352
 **        3/16/01       P+1      43,811      43,339
 **        3/19/01       P+1     167,861     166,051
 **        3/20/01       P+1      63,313      62,630
 **        3/21/01       P+1      91,692      90,703
 **        3/26/01       P+1      60,175      59,526
 **        3/27/01       P+1      25,152      24,880
 **        3/28/01       P+1      49,222      48,692
 **        3/29/01       P+1      57,517      56,897
 **         1/9/01       P+1      12,500      12,365
 **        1/18/01       P+1      22,710      22,465
 **        2/15/01       P+1      42,574      42,115
 **        3/12/01       P+1      94,806      93,784
 **        3/19/01       P+1      53,664      53,085
 **        3/27/01       P+1      42,878      42,415
 **         7/7/01       P+1   3,800,000   3,681,894
 **         1/9/01       P+1       5,000       4,862
 **         3/1/01       P+1     135,000     131,277
 **        3/17/01       P+1      50,000      48,621
 **        3/22/01       P+1      25,000      24,311
 **        3/26/01       P+1      15,000      14,586
 **        3/27/01       P+1      20,000      19,448
 **        1/13/01       P+1      53,078      51,614
 **        1/25/01       P+1      74,963      72,895
 **        1/30/01       P+1      44,224      43,004
 **        2/16/01       P+1      48,007      46,683
 **         3/9/01       P+1      57,811      56,217
 **        3/10/01       P+1     166,838     162,237
 **        3/13/01       P+1      47,892      46,571
 **        3/20/01     P+2.5      95,000      92,380
 **        3/28/01       P+1      29,798      28,976
 **        4/10/01       P+1      32,697      31,795
 **        4/18/01       P+1      40,000      38,897
 **        4/28/01       P+1      80,000      77,794
 **         1/3/01         P   1,900,000   1,847,606
 **        3/30/05         P     597,869     593,289
 **       12/28/00#   P+1.25      15,529      15,100
 **       12/29/00#   P+1.25     102,000      99,187
 **       12/30/00#   P+1.25      31,000      30,145
 **         1/3/01    P+1.25      40,000      38,897
 **         1/4/01    P+1.25      31,000      30,145
 **         1/5/01    P+1.25   2,830,148   2,752,105
 **       12/24/00#    P+0.5     137,150     133,368
 **        1/12/01     P+0.5     800,000     777,940
 **         2/9/01     P+0.5   2,711,140   2,636,379
 **        2/13/01     P+0.5     226,200     219,962
 **        2/19/01     P+0.5     938,400     912,523
 **       12/23/00#        P     241,595     234,932
 **       12/28/00#        P     184,420     179,334
 **         1/3/01         P     374,872     364,535
 **         1/8/01         P      49,220      47,863
 **        1/13/01         P     582,796     566,725
 **        1/15/01         P     380,581     370,086
 **        2/17/01         P     123,171     119,775
 **        2/24/01         P     351,912     342,208
 **         3/1/01         P      15,491      15,063
 **         3/3/01         P     428,217     416,409
 **         3/8/01         P     106,805     103,859
 **        3/15/01         P      66,287      64,459
 **        3/19/01         P     350,668     340,998
 **        3/21/01         P      98,458      95,743
 **        3/27/01         P      25,979      25,263
 **        2/28/01       P+1     410,318     399,004
 **         3/8/01       P+1      50,000      48,621
 **        3/12/01       P+1      50,000      40,783
 **        1/26/01    P+1.75      51,516      50,095
 **         3/7/01    P+1.75     153,904     149,660
 **        3/24/01    P+1.75     127,440     123,926
 **         1/9/01       P+1     101,059      98,273
 **        1/20/01       P+1      94,934      92,316
 **        1/23/01       P+1      76,189      74,089
 **        1/25/01       P+1      49,077      47,723
 **        1/27/01       P+1      48,725      47,382
 **        1/29/01       P+1      77,436      75,300
 **        1/30/01       P+1      31,512      30,643
 **        1/31/01       P+1      30,104      29,274
 **         2/1/01       P+1      34,511      33,559
 **         2/3/01       P+1     280,555     272,818
 **         2/6/01       P+1     284,464     276,620
 **         2/7/01       P+1     168,179     163,541
 **        2/10/01       P+1     242,708     236,016
 **        2/12/01       P+1      75,107      73,035
 **        2/13/01       P+1     230,017     223,674
 **        2/14/01       P+1     130,079     126,492
 **        2/15/01       P+1      43,180      41,989
 **        2/17/01       P+1      24,050      23,387
 **        2/19/01       P+1      24,050      23,387
 **        2/20/01       P+1     100,183      97,420
 **        2/22/01       P+1      56,700      55,136
 **        2/24/01       P+1      63,672      61,916
 **        2/26/01       P+1     150,093     145,954
 **        2/27/01       P+1      79,934      77,729
 **        2/28/01       P+1     104,791     101,901
 **         3/1/01       P+1     175,606     170,764
 **         3/3/01       P+1      46,725      45,437
 **         3/5/01       P+1      30,148      29,317
 **         3/6/01       P+1     206,911     201,206
 **         3/7/01       P+1      92,875      90,314
 **        3/10/01       P+1     139,644     135,793
 **        3/12/01       P+1      31,426      30,559
 **        3/14/01       P+1      59,333      57,697
 **        3/17/01       P+1     172,848     168,081
 **        3/19/01       P+1      23,290      22,648
 **        3/21/01       P+1      23,210      22,570
 **        3/26/01       P+1      57,080      55,506
 **        3/27/01       P+1     275,890     268,283
 **        3/28/01       P+1     181,728     176,717
 **        3/29/01       P+1      81,043      78,808
 **         5/5/01       P+1     754,420     719,851
 **        9/15/04    P+0.75   1,707,742   1,684,173
 **        6/27/01    P+0.75   1,962,296   1,903,765
 **         5/2/01       P+1   3,179,092   3,090,031
 **        5/19/01       P+1     118,500     115,180
 **        5/21/01       P+1      60,000      58,319
 **        5/30/01       P+1      10,000       9,720
 **         6/2/01       P+1     295,000     286,736
 **         6/4/01       P+1      10,000       9,720
 **         6/6/01       P+1      20,000      19,440
 **         6/9/01       P+1      73,000      70,955
 **        6/11/01       P+1      50,000      48,599
 **        6/13/01       P+1      45,000      43,739
 **        6/16/01       P+1      65,000      63,179
 **        6/18/01       P+1      50,000      48,599
 **        6/19/01       P+1      25,000      24,300
 **        6/20/01       P+1      50,000      48,599
 **        6/23/01       P+1      50,000      48,599
 **        6/25/01       P+1      25,000      24,300
 **        6/26/01       P+1     120,300     116,930
 **        1/19/01     P+1.5     110,000     106,918
 **        1/26/01     P+1.5      35,000      34,019
 **        1/16/01     P+0.7      87,980      85,515
 **        1/23/01     P+0.7      11,760      11,430
 **        1/24/01     P+0.7     146,563     142,457
 **        1/29/01     P+0.7       4,000       3,888
 **        1/30/01     P+0.7      40,236      39,109
 **        1/31/01     P+0.7      35,000      34,019
 **         2/3/01     P+0.7     120,962     117,573
 **         2/6/01     P+0.7     165,180     160,553
 **         2/7/01     P+0.7      60,448      58,754
 **        2/10/01     P+0.7     141,361     137,401
 **        2/14/01     P+0.7       5,000       4,860
 **        2/17/01     P+0.7      97,210      94,487
 **        2/21/01     P+0.7     105,344     102,393
 **        2/24/01     P+0.7     100,136      97,331
 **        2/26/01     P+0.7      13,500      13,122
 **        2/27/01     P+0.7      25,000      24,300
 **        2/28/01     P+0.7      92,858      90,257
 **         3/3/01     P+0.7      94,634      91,982
 **         3/6/01     P+0.7      81,684      79,396
 **         3/7/01     P+0.7      57,603      55,989
 **        3/10/01     P+0.7     133,355     129,619
 **        3/12/01     P+0.7     137,224     133,380
 **        3/13/01     P+0.7      62,286      60,541
 **        3/16/01     P+0.7   2,022,810   1,966,142
 **        3/19/01     P+0.7      74,048      71,973
 **        3/24/01     P+0.7      46,251      44,955
 **        3/28/01     P+0.7      71,873      69,860
 **         4/2/01     P+0.7      93,026      90,420
 **         4/3/01     P+0.7       7,500       7,290
 **        4/10/01     P+0.7      67,850      65,950
 **        4/11/01     P+0.7      69,101      67,165
 **        4/17/01     P+0.7      39,000      37,907
 **        4/18/01     P+0.7      70,170      68,204
 **        4/21/01     P+0.7     116,761     113,490
 **        4/23/01     P+0.7      39,842      38,725
 **        4/28/01     P+0.7      63,104      61,336
 **        4/30/01     P+0.7      79,753      77,519
 **         5/5/01     P+0.7      57,024      55,426
 **         5/9/01     P+0.7      48,703      47,339
 **        5/12/01     P+0.7     898,161     872,999
 **        5/19/01     P+0.7     126,285     122,748
 **        5/29/01     P+0.7      10,000       9,720
 **        1/10/01    P+1.75      19,822      19,274
 **        1/31/01    P+1.75      19,000      18,475
 **         2/2/01    P+1.75       4,000       3,889
 **         3/1/01    P+1.75      15,000      14,585
 **         3/2/01    P+1.75     100,000      97,235
 **         3/3/01    P+1.75      70,000      68,064
 **         3/6/01    P+1.75      81,685      79,426
 **         3/7/01    P+1.75       3,500       3,403
 **        3/14/01    P+1.75      51,839      50,406
 **        3/21/01    P+1.75      59,000      57,369
 **        4/10/01    P+1.75      52,597      51,143
 **        4/13/01    P+1.75      46,078      44,803
 **        4/14/01    P+1.75      23,925      23,263
 **        4/21/01    P+1.75       5,000       4,862
 **        2/26/01    P+1.25       2,068       2,011
 **        2/27/01    P+1.25       3,500       3,403
 **        2/28/01    P+1.25      11,500      11,182
 **         3/1/01    P+1.25      17,957      17,460
 **         3/3/01    P+1.25      17,000      16,530
 **         3/8/01    P+1.25       7,000       6,806
 **        3/21/01    P+1.25      28,068      27,292
 **        4/10/01    P+1.25       4,500       4,376
 **        1/11/01     P+1.5       9,131       8,879
 **        1/26/01     P+1.5       7,500       7,293
 **        1/27/01     P+1.5       8,000       7,779
 **        2/28/01     P+1.5       3,000       2,917
 **         3/5/01     P+1.5      15,000      14,585
 **        1/30/01    P+1.25      43,952      42,737
 **        1/31/01    P+1.25      80,000      77,789
 **         2/1/01    P+1.25      80,000      77,789
 **         2/2/01    P+1.25      80,000      77,789
 **         2/3/01    P+1.25      58,121      56,513
 **        2/13/01    P+1.25      15,000      14,585
 **         3/6/01    P+1.25      15,606      15,174
 **         3/7/01    P+1.25      13,000      12,641
 **         4/4/01    P+1.25       3,600       3,501
 **         4/5/01    P+1.25      16,490      16,034
 **        4/10/01    P+1.25      10,000       9,724
 **        4/11/01    P+1.25      17,000      16,530
 **        4/30/01    P+1.75       5,000       4,862
 **        2/26/01       P+1      15,050      14,633
 **         3/5/01       P+1      40,905      39,774
 **        3/12/01       P+1      50,904      49,497
 **        3/16/01       P+1      60,000      58,342
 **        3/30/01       P+1      13,103      12,741
 **        4/13/01       P+1      70,000      68,064
 **        4/19/01       P+1      24,000      23,336
 **        4/27/01       P+1      15,000      14,586
 **        3/16/01       P+1     158,153     153,780
 **        3/29/01       P+1      68,000      66,121
 **        4/12/01       P+1      95,000      92,374
 **        4/19/01       P+1      33,500      32,574
 **        4/25/01    P+1.75      18,495      18,291

                                          62,364,643

    TOTAL WHOLESALE TRADE- NONDURABLE
       GOODS (COST:  $62,365,295)

COMMERCIAL REAL ESTATE:  (48.43% OF NET ASSETS)
 **        7/20/05     P+0.5   1,421,025   1,407,281
 **        2/10/01    0.0000%      4,451       4,282
 **       12/29/00#    P+0.5     450,000     437,671
 **         7/1/06     L+3.5     244,645     243,519
 **       12/12/02    P+1.25     918,669     910,696
 **        5/21/05    P+0.75     494,600     490,867
 **        5/26/01       P+1     490,000     488,746
 **         4/6/03       P+2      22,670      22,533
 **       10/27/02       P+1   1,450,000   1,433,593
 **       10/21/04    P+1.25     109,456     108,898
 **         8/3/01    P+1.25     417,529     395,336
 **         5/3/01    P+1.25   3,492,808   3,440,213
 **         3/1/07     P+1.5     512,393     507,500
 **         9/1/01     P+1.5   1,570,421   1,555,426
 **        1/31/01     P+1.5   7,913,629   7,838,067
 **        2/19/01     P+1.5     250,000     247,613
 **        9/20/01     P+1.5   4,287,688   4,169,127
 **         2/1/01     P+1.5   4,031,318   3,984,236
 **         3/1/02       P+1     333,312     329,991
 **        5/31/02       P+1   7,434,000   7,316,099
 **         2/1/02     P+1.5   1,881,533   1,854,732
 **         7/1/05       P+1     417,625     413,465
 **         1/1/04       P+1     226,042     223,790
 **         2/1/05    8.2500%    458,333     431,656
 **         8/1/05       P+1     180,167     178,372
 **        12/1/04   P+0.375   6,538,912   6,424,676
 **         1/1/03    P+0.75   1,799,865   1,779,720
 **         6/1/03    P+0.25   1,813,790   1,794,673
 **        10/1/04       P+1   1,944,637   1,911,935
 **         7/1/06    P+0.75     676,124     665,543
 **         5/1/07     P+0.5     293,325     290,521
 **         9/1/07     P+1.5   1,171,069   1,149,998
 **         8/1/01    P+1.25   2,525,304   2,460,123
 **         1/7/02     P+1.5     482,920     463,569
 **         9/1/03     P+0.5   4,363,758   4,322,039
 **         8/1/06    P+0.75   1,899,472   1,862,424
 **         6/1/06         P     983,924     973,315
 **        12/1/07         P   2,032,102   2,010,190
 **        7/29/01    9.0000%    370,000     369,013
 **         3/1/05       P+1     764,017     752,127
 **         5/1/03       P+1     240,506     237,913
 **         5/1/01       P+1   3,415,706   3,362,702
 **        6/21/01       P+1     463,066     457,959
 **         2/9/05    P+0.25   1,097,840   1,089,417
 **       11/18/02     P+0.5   5,919,000   5,873,661
 **        9/20/01       P+1   1,207,923   1,192,683
 **       11/16/01    P+1.75     158,774     157,963
 **        8/28/03    P+0.25   2,835,200   2,800,093
 **       11/21/01    P+1.25     446,230     442,584
 **        1/20/01    P+1.25     981,723     973,677
 **        5/11/01       P+1   1,338,956   1,324,608
 **        6/18/04     P+0.5   3,910,000   3,876,593
 **         1/4/01       P+1     956,801     944,873
 **        6/16/06     P+0.5   1,670,625   1,657,682
 **         5/6/01    P+1.75   2,251,784   2,233,747
 **        5/24/02    P+1.25   4,921,385   4,852,860
 **       12/23/02       P+1   2,760,834   2,728,876
 **        8/13/05   P+0.625   3,187,580   3,144,236
 **        6/28/01       P+1     459,254     455,575
 **        1/23/01     P+1.5     100,000      97,297
 **         3/7/01     P+1.5      50,000      48,648
 **        3/10/01    P+1.25   5,000,000   4,959,950
 **       11/30/01    P+1.75   1,638,968   1,596,751
 **        1/22/01    P+1.75     300,009     297,606
 **        6/28/02       P+1     297,627     295,392
 **         9/1/01     P+0.5     456,642     452,339
 **        8/14/05         P   2,047,688   2,024,714
 **        2/14/01       P+1      70,000      68,108
 **        8/31/06    P+0.25   2,459,776   2,444,358
 **       12/30/02     P+1.5   3,349,374   3,162,066
 **       12/30/02     P+1.5   2,935,448   2,746,671
 **         8/1/01     P+1.5     778,643     763,709
 **       12/26/00#      P+3   3,750,000   3,721,840
 **       10/20/01     P+1.5   1,741,602   1,715,370
 **        4/20/01       P+2   3,190,827   3,152,864
 **         7/1/02       P+1   3,106,022   3,068,609
 **        6/30/01     P+1.5   2,732,660   2,696,735
 **        7/20/01       P+2     955,906     943,382
 **        8/10/01       P+1     279,183     271,868
 **         4/4/01       P+2   1,845,636   1,827,496
 **       12/16/00#      P+2     390,678     388,723
 **        6/28/01    P+1.25   2,928,530   2,867,334
 **        6/30/01     P+0.5   1,821,513   1,801,930
 **        6/30/01     P+0.5   2,036,307   2,014,008
 **        4/27/04    P+0.25   7,840,000   7,743,023
 **        5/31/05     P+1.5     598,095     590,318
 **       10/30/03    P+0.25   5,236,200   5,181,619
 **        8/24/01       P+1   1,373,000   1,357,045
 **        6/21/03     P+0.5     486,716     481,771
 **         5/1/05    P+0.25     699,053     695,556
 **        3/19/05    P+0.75   3,007,180   2,979,316
 **        2/28/01       P+1     980,000     972,155
 **         9/2/06         P   2,923,870   2,897,432
 **        3/13/05         P     709,000     701,598
 **       10/19/04         P   1,549,940   1,534,408
 **        12/4/03       P+1     632,000     626,672
 **       12/15/05       P+1     432,362     429,118
 **         7/5/03    P+1.25   6,457,000   6,334,122
 **        5/22/02     P+1.5   1,000,000     985,616
 **         8/7/01       P+1      55,394      53,289
 **         7/1/04    L+3.49   6,991,404   6,872,357
 **        4/15/01    P+1.25   3,389,036   3,353,771
 **        4/15/01    P+1.25   2,504,582   2,484,389
 **        9/27/01     P+1.5   7,717,046   7,626,396
 **        1/15/05    P+0.75   4,392,532   4,323,358
 **         5/4/01       P+1   6,377,717   6,312,345
 **        5/15/02       P+1   1,756,396   1,710,105
 **       12/30/00#    P+1.5     880,000     875,596
 **        3/22/01    P+1.25   3,348,131   3,316,171
 **        6/23/04   P+0.625   2,378,200   2,360,349
 **        5/15/01     P+0.5   6,379,871   6,308,517
 **         8/5/01    P+1.25   1,941,536   1,903,069
 **        6/15/01       P+1   2,865,309   2,833,566
 **        1/12/01       P+2   3,300,000   3,275,229
 **        10/1/02       P+2   6,967,726   6,915,425
 **        10/1/02     P+1.5   2,845,630   2,809,842
 **        12/7/00#   P+0.75   6,400,000   6,348,757
 **       12/23/00#      P+1   1,000,000     992,494
 **       12/14/00#   P+1.25   1,600,000   1,587,990
 **        4/29/01       P+1   6,425,000   6,369,055
 **         4/9/01       P+1   5,101,615   5,063,321
 **         6/1/01     L+2.2   3,829,405   3,798,745
 **        6/30/03       P+1   2,860,000   2,820,226
 **        6/30/03       P+1   2,700,000   2,662,687
 **         3/5/03    P+1.25     367,000     365,130
 **        5/15/02         P   1,339,800   1,332,974
 **         2/9/05     P+1.5   4,277,770   4,189,036
 **       10/23/05     P+0.5   5,456,000   5,410,930
 **        4/30/01       P+1   1,002,000     993,832
 **        9/23/06       P+1   6,275,000   6,186,300
 **       10/10/01       P+1   1,000,000     990,052
 **         4/1/01    P+1.25     621,985     616,915
 **        9/15/01     P+2.5     200,000     198,981
 **       10/25/07         P     347,600     344,943
 **       12/15/00#    P+0.5     758,370     753,733
 **         7/1/02    P+0.75   1,520,000   1,511,412
 **         4/8/01       P+1   3,967,401   3,935,059
 **        7/13/05     P+0.5   8,900,000   8,759,316
 **         7/5/06     P+0.5     411,387     408,880
 **        12/9/03    P+0.75   1,184,000   1,169,440
 **        5/28/03     P+0.5   2,480,000   2,455,946
 **        4/22/09     P+0.5   2,155,151   2,132,950
 **        6/22/05       P+1   3,209,162   3,152,734
 **         1/1/01       P+1     760,000     753,842
 **        4/30/01     P+0.5   1,148,403   1,142,007
 **       12/28/06    P+0.25   1,739,582   1,720,619
 **        2/15/01    P+1.25     519,957     510,980
 **        1/30/01     P+1.5     121,700     120,714
 **        3/28/01    P+1.25     494,475     490,277
 **        3/29/05   P+0.375   1,585,896   1,567,508
 **       12/14/01     P+0.5   1,286,524   1,260,584
 **        1/25/02     P+1.5   7,968,730   7,896,439
 **        12/5/02    P+1.25   3,467,608   3,412,154
 **        9/10/02    P+1.25   2,799,953   2,766,577
 **        3/13/01    P+0.75   5,185,907   5,135,201
 **         1/8/01     P+1.5     750,000     744,370
 **       12/31/01       P+1   3,776,638   3,691,940
 **         6/1/01       P+1   7,462,500   7,405,604
 **        11/1/01     P+0.5  15,592,539  15,409,926
 **        11/1/02    L+ 3.4   3,938,583   3,891,985
 **        8/17/01       P+1   1,781,351   1,752,383
 **        8/17/01    P+1.25   3,419,962   3,347,724
 **        1/19/03    P+1.25   3,093,749   3,055,085
 **         4/3/02       P+1   1,867,405   1,782,986
 **        1/18/01       P+1   9,391,127   9,315,931
 **       11/30/00#    P+1.5   1,568,546   1,555,987
 **       11/30/00#      P+1   2,007,633   1,991,557
 **        2/14/01       P+1   3,386,963   3,349,374
 **        7/21/02    P+0.75  15,683,733  15,520,636
 **        8/14/01    P+1.25   2,999,227   2,945,434
 **       10/19/01    P+1.25     871,387     778,916
 **        9/16/01       P+1   2,033,840   2,012,193
 **        12/1/01       P+1   4,961,101   4,899,545
 **        9/26/01       P+1   4,849,828   4,750,640
 **         4/2/02       P+1      88,096      69,639
 **       10/14/04    P+1.25   4,924,400   4,850,111

                                          438,193,294

    TOTAL COMMERCIAL REAL
       ESTATE (COST:  $438,216,440)

HOTELS:  (3.01% OF NET ASSETS)
 **        12/1/01     P+1.5  12,187,857  11,974,867
 **        9/30/02    L+1.75   7,334,969   7,301,921
 **        6/20/03     P+0.5   1,639,982   1,627,549
 **         5/1/01         P   2,352,583   2,341,983
 **         1/4/04     P+0.5   2,096,500   2,071,710
 **        10/1/06       P+1   1,944,000   1,920,727

                                          27,238,757

    TOTAL HOTELS (COST:  $27,238,757)

OTHERS:  (24.50% OF NET ASSETS)
 **        7/30/05    P+1.25   2,883,668   2,833,155
 **         6/1/05    P+0.25   4,572,173   4,489,470
 **       11/30/00#   P+0.25     448,503     443,667
 **         6/1/04     P+0.5     210,872     208,598
 **         7/1/04       P+1   1,121,818   1,109,102
 **         6/1/05     P+0.5   1,385,720   1,363,640
 **         8/8/01    P+1.25   1,207,472   1,195,928
 **         1/1/04    P+0.25   1,202,542   1,189,575
 **         1/9/01    P+1.25     123,729     122,496
 **        1/10/01    P+1.25     176,564     174,805
 **        1/23/01    P+1.25     411,765     407,663
 **         2/7/01    P+1.25     287,559     284,695
 **         9/1/03     P+0.5     825,000     816,104
 **         5/1/01     P+1.5     146,741     145,048
 **         1/1/01       P+1     150,000     148,586
 **         1/1/01    P+0.75     297,588     294,782
 **         1/1/01    P+6.25     877,106     868,837
 **         1/1/01         P  12,037,173  11,923,687
 **         3/1/01     P+0.5   3,656,382   3,621,909
 **       12/31/01         P   3,563,710   3,530,111
 **        8/28/05    P+0.75     977,240     965,949
 **       12/26/00#    P+1.5       7,000       6,926
 **         1/8/01     P+1.5         903         893
 **        2/12/01     P+1.5       7,000       6,926
 **        12/1/01    P+1.25   2,393,864   2,299,403
 **         1/9/01    P+0.75      36,000      35,641
 **        1/16/01    P+0.75      59,991      59,393
 **         1/1/04       P+1      77,083      76,316
 **         9/1/10    P+2.75      59,927      59,330
 **       12/28/00#    P+1.5     228,144     226,383
 **       12/28/00#      P+1     242,500     240,628
 **       12/28/00#   P+1.25     690,788     685,457
 **       12/28/00#   P+0.75     805,500     799,284
 **         1/1/04     P+1.5     138,750     137,279
 **         4/1/01       P+1   2,126,332   2,106,285
 **       12/22/00#    P+0.5     800,000     792,324
 **         5/7/01     P+0.5     600,000     594,243
 **        2/26/01       P+2      60,000      59,697
 **         4/1/06       P+1     121,905     121,293
 **        12/1/02    P+1.75     226,975     220,730
 **         9/1/01     P+1.5      40,000      39,796
 **        6/15/01       P+1   1,000,000     994,899
 **        10/5/01     P+1.5      47,694      47,455
 **       12/31/00#    P+0.5   1,452,652   1,441,441
 **         9/1/01       P+1      24,696      24,506
 **         9/1/01    P+1.25      27,740      27,526
 **         9/1/01    P+6.25     308,777     306,394
 **       12/31/00#   P+6.25      82,318      81,542
 **         1/1/01    L+3.25     500,000     495,286
 **         1/1/01    L+2.75   6,205,343   6,146,839
 **         2/1/03    8.6210%    202,692     197,231
 **         7/1/01         P   1,927,376   1,909,205
 **         5/1/01    P+6.25      77,228      76,499
 **         5/1/01     P+1.5     163,274     161,735
 **         5/1/01    P+1.25     463,242     458,875
 **        11/1/03         P     146,912     145,509
 **       12/12/00#    P+1.5      50,000      49,470
 **        2/25/01     P+0.5     250,000     243,122
 **        6/14/01     P+1.5   1,320,000   1,302,944
 **       12/31/03     P+1.5     170,000     168,307
 **        1/13/01       P+1      50,000      48,621
 **        1/30/01       P+1      50,000      48,621
 **         2/3/01       P+1      50,000      48,621
 **         2/8/01       P+1      30,000      29,173
 **        3/15/01       P+1     170,000     165,312
 **        3/30/01       P+1      60,000      58,345
 **         8/1/01       P+1     123,800     122,488
 **        10/1/02       P+2       8,687       8,595
 **        11/1/03     P+0.5   2,138,692   2,109,845
 **        7/28/01     P+0.5     540,000     535,868
 **       10/31/01    P+1.25      37,750      37,394
 **       10/31/01       P+1   1,370,450   1,357,529
 **        12/7/00#    P+1.5      81,000      78,987
 **         3/7/01     P+1.5      69,000      67,285
 **         6/1/02       P+1      31,667      31,331
 **         9/1/03     P+0.5   6,960,811   6,894,263
 **         9/1/04     P+0.5   4,725,603   4,680,424
 **         8/1/07    8.5000%    160,737     149,346
 **       12/31/00#    P+1.5     677,048     669,747
 **        2/26/01       P+1      15,000      14,841
 **        4/23/01       P+1      16,000      15,830
 **         5/7/01       P+1      25,000      24,735
 **        5/11/01       P+1      15,000      14,841
 **        6/11/01       P+1      29,000      28,693
 **         3/1/01    7.0900%    600,000     597,675
 **         4/1/05     P+0.5   1,066,400   1,056,205
 **         4/1/05         P     481,460     476,269
 **         4/1/05    P+0.75     127,500     126,125
 **        12/1/06     P+0.5   1,286,280   1,258,127
 **        2/10/01     P+1.5      13,870      13,494
 **        2/24/01    P+0.75       7,894       7,834
 **        2/24/01     P+0.5   1,809,731   1,795,765
 **         5/1/04       P+1   5,550,238   5,527,977
 **        3/18/01       P+1     293,300     291,058
 **        4/22/02    P+1.25     183,114     181,850
 **        8/18/01       P+2      24,583      23,909
 **         8/1/01       P+1     374,952     370,971
 **       12/30/01       P+1     468,773     464,104
 **        11/1/04       P+1     106,117     105,060
 **         7/1/07       P+1     414,030     408,630
 **        8/21/07    P+0.75   1,088,999   1,077,966
 **         9/1/01       P+1     378,414     374,083
 **         6/8/01    7.1800%     50,000      49,508
 **         3/1/13         P      98,000      96,943
 **        2/15/01    P+1.25     309,569     307,045
 **         2/5/04       P+1     454,400     452,085
 **         7/1/03    P+0.75     133,718     132,301
 **         6/1/01    8.2000%  8,000,000   7,958,182
 **         4/1/04       P+1     540,150     537,706
 **         1/3/01    P+1.25      70,000      69,328
 **        3/19/01    P+1.25     190,000     187,959
 **         7/1/01       P+2      13,099      12,876
 **        12/1/01         P   5,269,720   5,212,897
 **         1/8/01       P+1      50,000      49,502
 **        1/24/01       P+1      20,500      20,296
 **        1/29/01       P+1     131,360     130,051
 **         2/6/01       P+1     100,000      99,004
 **         3/2/01       P+1     100,000      99,004
 **         3/5/01       P+1     133,400     132,071
 **         3/6/01       P+1      73,890      73,154
 **         3/8/01       P+1     237,900     235,530
 **        3/12/01       P+1       9,000       8,910
 **        3/19/01       P+1      31,000      30,691
 **        3/20/01       P+1      83,800      82,965
 **         4/2/01       P+1      73,500      72,768
 **         4/9/01       P+1     100,000      99,004
 **        4/16/01       P+1     253,000     250,480
 **        4/23/01       P+1     100,000      99,004
 **        4/30/01       P+1     100,000      99,004
 **         5/1/01       P+1     200,000     198,008
 **         6/6/01       P+1      30,000      29,701
 **        6/11/01       P+1     100,000      99,004
 **        6/19/01       P+1     150,000     148,506
 **         9/4/01       P+1      10,000       9,900
 **       10/19/01       P+1      50,000      49,502
 **        11/7/01       P+1      80,000      79,203
 **        11/8/01       P+1     467,000     462,348
 **        12/6/01       P+1      65,000      64,353
 **       12/10/01       P+1      33,450      33,117
 **       12/13/01       P+1     100,000      99,004
 **       12/17/01       P+1      38,475      38,092
 **         1/1/05       P+1     789,460     781,596
 **         8/1/02     P+0.5   1,155,246   1,142,789
 **         8/1/04     P+0.5     370,000     366,010
 **       12/15/02     P+2.5      35,399      35,154
 **         4/1/02       P+1     205,662     203,482
 **         7/1/04       P+2      71,667      70,894
 **         1/8/03    P+1.25     893,151     888,680
 **        5/15/05    P+1.25     469,930     466,753
 **         2/1/01       P+2      60,863      60,218
 **         7/1/05       P+1     246,551     245,521
 **         9/1/01     P+0.5     307,968     305,065
 **        5/26/03    P+1.25     262,900     260,886
 **         1/1/04     P+1.5     238,545     235,973
 **        9/30/01     P+1.5     431,500     428,262
 **        5/16/04       P+1     176,000     174,679
 **         1/3/01       P+1     591,691     588,955
 **        8/24/01       P+1     228,144     221,431
 **        6/15/01       P+1   1,500,000   1,455,966
 **        1/10/01    P+1.25     150,000     146,272
 **        1/16/01    P+1.25      40,000      39,006
 **        2/15/01    P+1.25     170,000     165,775
 **        3/14/01    P+1.25     200,000     195,029
 **        3/20/01    P+1.25     220,000     214,532
 **        9/15/04    P+1.15     100,267      99,511
 **        2/11/03    4.0000%    100,000      88,076
 **        6/21/02    0.0000%     51,380      43,316
 **        5/12/04         P     503,000     496,881
 **        10/1/04       P+2      79,278      78,520
 **         1/1/01    P+6.25     157,500     156,015
 **         1/1/01       L+4   1,551,825   1,537,194
 **         1/1/01       L+3   2,187,997   2,167,369
 **         1/1/01     L+2.5   5,597,400   5,544,627
 **        7/30/01     P+0.5   3,231,596   3,206,655
 **         4/1/02    P+1.25     693,419     685,242
 **         4/1/02       P+2     149,622     148,009
 **         1/1/01    P+0.75     991,586     982,237
 **       11/30/01    P+6.25      84,204      83,410
 **       11/30/01    P+0.75     212,009     210,010
 **       11/30/01       P+3     238,500     236,251
 **       11/30/01     P+0.5     812,707     805,045
 **       11/30/01         P   8,909,186   8,825,191
 **         7/1/02    0.0000%    100,000      85,865
 **       11/30/01         P      25,000      25,000
 **        2/20/01     P+1.5       2,000       1,945
 **        2/27/01     P+1.5      10,000       9,725
 **         3/7/01     P+1.5       8,000       7,780
 **         3/8/01     P+1.5       3,000       2,917
 **        3/15/01     P+1.5       5,000       4,862
 **        3/22/01     P+1.5       5,000       4,974
 **         4/4/01     P+1.5       5,000       4,862
 **         4/5/01     P+1.5       5,000       4,862
 **        4/18/01     P+1.5       5,000       4,862
 **        4/21/01     P+1.5       5,000       4,862
 **        4/28/01     P+1.5       5,000       4,974
 **         1/9/01    P+1.25     350,000     340,370
 **        1/11/01    P+1.25     300,000     291,746
 **        1/12/01    P+1.25     100,000      97,249
 **        1/18/01    P+1.25     150,000     145,873
 **        1/23/01    P+1.25     100,000      97,249
 **         2/7/01    P+1.25     400,000     388,995
 **         2/8/01    P+1.25     100,000      97,249
 **        2/15/01    P+1.25     100,000      97,249
 **         3/7/01    P+1.25     100,000      97,249
 **        3/22/01    P+1.25     400,000     388,995
 **        4/13/01    P+1.25     300,000     291,746
 **        4/18/01    P+1.25     100,000      97,249
 **        4/28/01    P+1.25     700,000     670,917
 **       12/15/04     P+1.5     207,246     206,194
 **         9/1/01    P+6.25     906,124     897,581
 **         9/1/01         P  10,186,202  10,090,167
 **        11/1/05       P+1     213,081     210,822
 **         5/1/02    L+2.25   2,855,348   2,841,053
 **       10/31/02    L+2.25   3,158,290   3,134,378
 **         9/1/04       P+2   8,924,057   8,822,895
 **        9/12/01    7.8700%     99,000      96,959
 **        9/12/05    P+1.25     154,667     153,183
 **        4/30/01     P+1.5      30,000      29,712
 **         2/1/03       P+1     532,000     526,263
 **        2/21/01       P+2      10,000       9,894
 **        5/11/01       P+2      30,000      29,682
 **        9/14/01    7.3000%    552,472     544,161
 **        6/29/01    P+0.75   1,508,503   1,466,905
 **        4/26/06       P+1     115,800     114,914
 **         3/1/01       P+2      65,853      65,399
 **         9/1/03     P+0.5   2,394,027   2,368,213
 **         2/1/02    P+1.25      28,173      27,874
 **         6/3/04    P+0.75   1,815,444   1,765,271
 **       12/26/00#    P+1.5     100,000      97,266
 **         1/9/01     P+1.5     250,000     243,164
 **        1/10/01     P+1.5     150,000     145,898
 **         2/8/01     P+1.5     120,000     116,719
 **         3/6/01     P+1.5     150,000     145,898
 **        3/16/01     P+1.5      30,000      29,180
 **        3/22/01     P+1.5       5,304       2,015
 **        6/22/01    P+6.25   1,557,769   1,545,746
 **        6/22/01         P   3,367,328   3,341,340
 **        2/25/01       P+1   5,193,648   5,167,658
 **       11/14/01       P+2     100,000      97,515
 **       12/30/02     0.0808    700,000     681,001
 **        8/28/07     P+0.5     424,160     420,977
 **        5/22/01       0.08    100,000      98,822
 **       11/12/03     P+0.5     172,783     171,988
 **        9/18/01     P+1.5     277,038     274,389
 **         1/8/01    P+1.25     124,348     123,725
 **         4/1/03       P+1   1,052,726   1,046,260
 **        6/28/04       P+1   3,947,799   3,900,895
 **       11/30/00    P+1.25     589,470     583,912
 **        6/17/05    P+0.25   1,880,000   1,863,278
 **         1/3/02   P+0.625   2,244,419   2,147,495
 **       11/30/01     P+0.5      71,932      71,254
 **        1/10/03       P+1   2,388,265   2,164,728
 **       10/31/01     L+2.5   2,884,277   2,857,084
 **       10/31/01     P+1.5   3,159,566   3,129,777


CTB SECURITIES TRUST FUND

Portfolio of Investments

December 31, 2000


LOANS

                            Coupon        Par
Description of Maturity      rate        value          Value

  **              11/1/01    P+6.25         395,680       391,950
  **               4/2/01    7.3000%        400,000       387,895
  **              2/28/01    P+1.25       2,332,718     2,309,481
  **               8/1/03         P       4,283,748     4,240,914
  **              11/1/01     P+1.5         402,888       359,142
  **             11/15/01     P+0.5         750,000       729,338
  **              8/20/04    P+1.25         203,600       202,564
  **              8/18/06       P+2       1,471,902     1,454,969
  **               9/1/02       P+2         217,389       214,197
  **             12/31/00#    P+1.5         876,529       868,149
  **              2/26/01    9.0000%        650,000       649,529
  **             12/20/01    9.7500%        134,854       133,933
  **              5/29/01    P+1.25          47,325        46,954
  **              9/15/06     P+0.5         147,750       146,996
  **               7/1/04     P+1.5          35,833        35,453

                                                      221,688,744

       TOTAL OTHER (COST:  $222,091,301)

       TOTAL INVESTMENTS (COST:  $858,158,963*)    $  857,739,282

# PAST DUE LOAN IN RENEWAL
* THE TAX COST OF  INVESTMENTS IS SUBSTANTIALLY IDENTICAL TO THE BOOK BASIS.
  NET UNREALIZED DEPRECIATION AS OF DECEMBER 31, 2000 CONSISTS OF THE FOLLOWING:

    GROSS UNREALIZED APPRECIATION                  $       36,410
    GROSS UNREALIZED DEPRCIATION                         -456,091
                                                   $     -419,681

**CONFIDENTIAL TREATMENT REQUESTED.  OMITTED AND FILED SEPARATELY WITH THE
  SECURITIES AND EXCHANGE COMMISSION.


CTB SECURITIES TRUST FUND

Financial Highlights

Period from September 11, 2000 (commencement of operations) to December 31, 2000


Per share operating performance:
 Net asset value, beginning of period                          $   100.00
 Net investment income                                               3.24
 Net unrealized loss on investments                                  (.07)

     Increase in net asset value from operations                     3.17

Distribution from net investment income                             (3.20)

     Net asset value, end of period                            $    99.97

     Market value, end of period                               $    99.97

Ratios/supplemental data:
 Net assets, end of period                                     $904,752,521
 Ratio to average net assets: *
  Expenses                                                              .32%
  Net investment income                                               11.64%
 Portfolio turnover                                                       0%
 Rate of return                                                        3.17%

Shares outstanding at end of period                             9,050,546


*Annualized.


See accompanying notes to financial statements.